Segment reporting by geographic location (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2020
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	13.0	40	9.0	42
of which: USA	11.7	36	8.4	40
Asia Pacific	6.0	18	1.5	7
Europe, Middle East and Africa (excluding Switzerland)	6.5	20	3.0	14
Switzerland	6.9	21	7.6	36
Global	0.1	0	0.0	0
Total	32.4	100	21.1	100

For the year ended 31 December 2019
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	42	8.9	44
of which: USA	10.9	38	8.5	42
Asia Pacific	4.7	16	1.4	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	3.0	15
Switzerland	6.7	23	7.1	35
Global	(0.3)	(1)	0.0	0
Total	28.9	100	20.3	100

For the year ended 31 December 2018
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	42	7.4	43
of which: USA	11.5	38	7.0	41
Asia Pacific	4.9	16	0.9	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	21	2.0	12
Switzerland	7.1	24	6.8	40
Global	(0.6)	(2)	0.0	0
Total	30.2	100	17.1	100
1 Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.

UBS AG
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2020
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	13.0	40	9.0	45
of which: USA	11.7	36	8.4	42
Asia Pacific	6.0	18	1.4	7
Europe, Middle East and Africa (excluding Switzerland)	6.5	20	2.7	14
Switzerland	6.9	21	6.9	34
Global	0.5	2	0.0	0
Total	32.8	100	20.0	100

For the year ended 31 December 2019
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	41	8.9	46
of which: USA	10.9	37	8.5	44
Asia Pacific	4.7	16	1.3	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	2.6	13
Switzerland	6.7	23	6.5	34
Global	0.1	0	0.0	0
Total	29.3	100	19.3	100

For the year ended 31 December 2018
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	41	7.4	46
of which: USA	11.5	37	7.0	43
Asia Pacific	4.9	16	0.8	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	20	1.8	11
Switzerland	7.1	23	6.2	38
Global	(0.2)	(1)	0.0	0
Total	30.6	100	16.2	100
1 Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.